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                       SUPPLEMENT DATED NOVEMBER 10, 2006
               TO THE CURRENT STATEMENTS OF ADDITIONAL INFORMATION
                          FOR THE FOLLOWING REGISTRANTS
                  (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                              ING SERIES FUND, INC.
                        Domestic Equity and Income Funds
                          Domestic Equity Growth Funds
                           Domestic Equity Index Funds
                           Strategic Allocation Funds
                              (September 30, 2006)

                      Global and International Equity Funds
                               (February 28, 2006)

                          ING Aeltus Money Market Fund
                             Brokerage Cash Reserves
                                 (July 31, 2006)

                                  ING GET FUND
                         ING VP BALANCED PORTFOLIO, INC.
                          ING VP MONEY MARKET PORTFOLIO
                       ING VP INTERMEDIATE BOND PORTFOLIO
                               ING VARIABLE FUNDS
                          ING VARIABLE PORTFOLIOS, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                                (April 28, 2006)



     Effective on or about October 25, 2006, Mr. J. Scott Fox resigned from the Board of Directors/Trustees of each of the above-referenced Registrants.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE